Summary of significant accounting policies - Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Balance	$ 148	$ 13	$ 10
Revenue recognized from beginning contract liability balance	(148)	(13)	(10)
Advances received from customers related to unsatisfied performance obligations	522	148	13
Balance	$ 522	$ 148	$ 13